OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2015	2016

Government authorities	$32	$45
Prepaid expenses	707	700
Rent and motor leasing deposits	30	31
Others	163	53

	$932	$829